UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-572-6990

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2019

ITEM 1. REPORT TO STOCKHOLDERS.

May 28, 2019

Dear Shareholders:

I have perhaps the greatest job in the world. All I have to do is to try and provide the income which allows you to carry out your plans whatever they are. No pressure. Of course, like all other life pursuits there are a few complications. To be successful one only needs to be able to predict the weather years in advance and find income that is increasingly a scarce commodity.

We live in a world where globally $12.6 trillion of bonds actually have negative returns. Countless more obligations may never be re-paid. Most of the world is in “low-growth” or “no-growth” mode. Bonds generally are offering their lowest relative returns in generations. Fortunately, we can paint quite a different picture at BondShares. We reside in the good old U.S.A. and munis are the most “domestic” of domestic products. Our philosophy and our area of interest here has led to unprecedented size, growth, income, gains and prosperity. We strive to seek out opportunistic situations that offer better than normal returns. An example is Puerto Rico. We bought it not when it was popular but when it was unpopular. The results are in on half of the position and based on the restructure of the sales tax bonds we made a small profit and collected interest income above what we might have gotten elsewhere. We are working on other similar situations to try to meet your expectations and deal with the reality of today’s environment.

We all know that Washington is dysfunctional. Lest we feel special, similar discord exists in virtually every other part of the world. Isn’t that just like human nature? During the great recession all clamored to get on the lifeboat. Now after years of being safe and dry we are squabbling over the food and the treatment and are most willing to throw other survivors, now rivals, overboard including the captain. Makes you think that it will take a new big calamity to get everyone rowing in the same direction again. Truth be told we probably couldn’t agree on what constitutes a calamity. How sad.

World leaders were well-advised not to engage in trade disputes during the worst of the down days because tariffs almost singlehandedly deepened the depression of the 1930’s. But now is the ideal time to address inequalities between nations before the onset of the next economic downturn when it will again become unthinkable as a solution. Granted, it is unpleasant medicine if it raises the price of a cellphone or cuts commodity prices to the farmer but it will payoff big in the long run yielding maybe $500 billion per year. Fear created by not resolving a 50-year-old problem immediately has led in large part to the lower interest rates we are experiencing and it looks like there may be more to come. Instead of rate hikes, the Federal Reserve is likely to consider rate cuts.

Attached are the detailed results of our operation for the six-month period ended March 31, 2019. The only skunk at the garden party is outlined under footnote #8 where we report that the Colorado State Supreme Court abdicated their duty and to our total surprise refused to hear our appeal of the lower court’s decision on Marin Metropolitan District. We desperately needed their help and didn’t get it. There is still a pathway for collection of amounts due us but it is long and arduous. We will keep you informed of that process as it unfolds. Thank you for your support.

Sincerely,

Fred R. Kelly, Jr.

Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board of Trustees, Interim President, Secretary, Treasurer and Trustee

Bruce G. Ely, Trustee

James R. Madden, Trustee

Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company

Distributor

Colorado Financial Service Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

Plante & Moran, PLLC

Special Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Officers and Trustees of the Fund (unaudited)

The following table lists the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed. The Fund’s Statement of Additional Information includes more information about the trustees. Shareholders may call (800) 572-0069 to request a free copy.

Name, Address and Age	Position held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years:	Other Directorships Held By Director
Non-Interested Trustees

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 68	Trustee since July 2002	Mr. Ely was a Regional Director for Cutwater Asset Management, a wholly owned subsidiary of MBIA, Inc. until his retirement in September 2013.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 75	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of The Community Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*

George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 72	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above. None of the trustees nor the officers of the Fund have any positions with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund’) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•

Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2019

Colorado BondShares — A Tax-Exempt Fund	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Expenses Paid During Period(1)
Based on Actual Fund Return	$1,000.00	$1,029.33	$2.76
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.27	$2.75

(1)

The expenses shown in this table are equal to the Fund’s annualized expense ratio of 0.55% for semi-annual year ended March 31, 2019, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs, please see the Fund’s prospectus.

CREDIT QUALITY (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2019

SECTOR BREAKDOWN (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2019

*   Cash & equivalents include cash and receivables less liabilities.

** Short-term investments include securities with a maturity date or redemption feature of one year or less, as identified in the Schedule of Investments.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments

March 31, 2019 (unaudited)

Colorado Municipal Bonds 42.6%	Maturity	Coupon	Principal	Value

Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #4(g)	12/15/2037	6.00%	6,440,000	6,432,658
BANNING LEWIS RANCH METROPOLITAN DISTRICT #3 – SENIOR 2015A	12/1/2045	6.13%	1,775,000	1,739,429
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,573,325
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B(g)	12/15/2041	7.75%	625,000	640,138
BOULDER COUNTY – BOULDER COLLEGE OF MASSAGE(a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BRAMMING FARM METROPOLITAN DISTRICT #1(d)	12/1/2044	6.00%	2,007,500	2,044,237
BRENNAN METROPOLITIAN DISTRICT – SENIOR 2016A	12/1/2046	5.25%	1,185,000	1,231,322
BRENNAN METROPOLITAN DISTRICT – SUBORDINATE 2016b(g)	12/15/2046	7.50%	516,000	515,314
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 – SENIOR 2017A	12/1/2037	5.00%	525,000	542,378
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 – SUBORDINATE 2017B(g)	12/1/2047	7.00%	670,000	669,672
CASTLE OAKS METROPOLITAN DISTRICT #3	12/1/2044	6.25%	2,860,000	3,159,957
CASTLE OAKS METROPOLITAN DISTRICT #3 – SERIES 2016	12/1/2045	5.50%	2,345,000	2,562,194
CASTLE OAKS METROPOLITAN DISTRICT #3 – SERIES 2017	12/1/2037	5.00%	3,275,000	3,305,949
COLLIERS HILL METROPOLITAN DISTRICT #2 – SUBORDINATE 2017B(g)	12/15/2047	8.50%	3,501,000	3,376,820
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES B(g)(i)(j)	1/1/2032	0.00%	6,490,174	3,407,341
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES 1992 P/O(e)(i)	1/1/2027	0.00%	2,016,986	1,697,294
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES 1992 I/O(f)(i)(j)	1/1/2027	9.00%	2,015,949	1,612,759
COLORADO CROSSING METROPOLITAN DISTRICT #2	12/1/2047	7.50%	7,391,000	7,473,557
CECFA – PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	5.00%	13,285,000	13,286,329
CECFA – THOMAS MACLAREN CHARTER SCHOOL	6/1/2024	5.00%	15,350,000	15,342,018

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
CECFA – APEX CMNTY CHARTER SCHOOL	7/1/2022	5.25%	$11,635,000	$11,606,611
CECFA – SWALLOW ACADEMY CHARTER SCHOOL	11/15/2027	5.35%	3,470,000	3,515,041
CECFA-NEW VISION CHARTER SCHOOL	6/1/2025	5.38%	23,135,000	23,217,361
CECFA – GRAND PEAK ACADEMY CHARTER SCHOOL	7/1/2025	5.60%	20,975,000	21,029,955
CECFA GLOBAL VILLAGE ACADEMY CHARTER SCHOOL, SER A	7/1/2025	5.35%	2,540,000	2,545,867
CECFA – AMERICAN ACADEMY CHARTER SCHOOL	12/1/2025	4.20%	36,630,000	36,862,601
CECFA – MONARCH MONTESSORI CHARTER SCHOOL	5/15/2020	5.50%	8,620,000	8,620,345
CECFA – PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	4.85%	20,995,000	20,993,740
CECFA – AMERICAN ACADEMY CHARTER SCHOOL	12/1/2026	4.05%	27,570,000	26,928,998
CECFA – ADDENBROOKE CLASSICAL ACADEMY CHARTER SCHOOL	6/1/2021	4.50%	18,045,000	17,952,249
COLORADO HOUSING & FINANCE AUTHORITY(a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA – CASEY’S POND SENIOR LIVING(l)	6/1/2032	0.00%	8,110,000	5,320,971
CHFA – CASEY’S POND SENIOR LIVING(l)	6/1/2042	0.00%	10,665,000	7,002,639
CHFA – CASEY’S POND SENIOR LIVING(l)	6/1/2047	0.00%	8,600,000	5,646,932
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	635,000	632,854
COLORADO SPRINGS URBAN RENEWAL AUTHORITY	12/15/2030	6.75%	1,669,000	1,585,133
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,012,360
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	875,500
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,081,000	2,089,012
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	506,220
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	502,405
UNITED W & S – EAST CHERRY CREEK(c)	11/15/2023	5.00%	4,356,000	4,360,617
ELBERT & HWY 86 COML METROPOLITAN DISTRICT	12/1/2032	7.50%	4,500,000	3,375,000
ERIE FARM METROPOLITAN DISTRICT – SERIES 2016A	12/1/2045	5.50%	2,000,000	2,038,780

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 – SENIOR 2015A	12/1/2045	5.75%	$2,620,000	$2,666,872
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 – SUBORDINATE 2015B	12/15/2045	7.75%	708,000	710,563
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	6,105,540
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES(g)	12/15/2048	7.63%	1,819,000	1,844,521
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	1,989,600
FOREST TRACE METROPOLITAN DISTRICT #3 – SUBORDINATE 2016B(g)	12/15/2046	7.25%	683,000	665,413
FORT LUPTON GOLF COURSE(a)	12/15/2037	0.00%	620,000	6,200
FRONTERRA VLG METROPOLITAN DISTRICT #2	12/1/2034	5.00%	3,520,000	3,522,368
GODDING HOLLOW METROPOLITAN DISTRICT	12/1/2034	6.50%	925,000	946,146
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 – SENIOR 2016A	12/1/2026	4.00%	585,000	575,494
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B	12/15/2046	7.25%	775,000	750,487
GREEN GABLES METROPOLITAN DISTRICT #1 – SENIOR 2016A	12/1/2046	5.30%	1,250,000	1,273,450
GREEN GABLES METROPOLITAN DISTRICT #1 – SUBORDINATE 2016B(g)	12/15/2046	7.75%	740,000	744,884
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE(g)	12/15/2048	8.25%	1,689,000	1,722,037
HIGHLANDS METROPOLITAN DISTRICT #2 – SENIOR 2016A	12/1/2046	5.13%	1,960,000	1,997,946
HIGHLANDS METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B	12/15/2046	7.50%	1,269,000	1,275,776
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	7.25%	4,293,000	1,674,270
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,538,910
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1(j)	5/1/2020	8.00%	1,006,000	1,006,000
JEFFERSON CENTER METROPOLITAN DISTRICT #1	12/1/2026	4.75%	2,256,000	2,274,567
LEWIS POINTE METROPOLITAN DISTRICT – SENIOR 2015A	12/1/2044	6.00%	2,590,000	2,604,375
LEWIS POINTE METROPOLITAN DISTRICT – JUNIOR LIEN 2017C(g)	12/15/2047	9.00%	536,000	335,247

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
LEYDEN ROCK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2025	4.00%	$500,000	$503,600
LEYDEN ROCK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2033	4.38%	905,000	907,878
LEYDEN ROCK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,551,977
LEYDEN ROCK METROPOLITAN DISTRICT – SUBORDINATE 2016B(g)	12/15/2045	7.25%	1,195,000	1,204,584
LEYDEN ROCK METROPOLITAN DISTRICT #10 – JUNIOR LIEN 2017C(g)	12/15/2049	10.75%	1,025,000	1,019,291
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	7,440,000	7,291,200
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,700,000	1,740,290
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES(g)	12/15/2028	7.63%	1,140,000	1,153,361
MARIN METROPOLITAN DISTRICT(a)(j)	12/1/2028	0.00%	17,485,000	3,000,076
MARVELLA METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2046	5.13%	1,405,000	1,453,360
MEADOWS METROPOLITAN DISTRICT #1(k)	6/1/2029	8.00%	30,730,000	31,177,736
MEADOWS METROPOLITAN DISTRICT #2(k)	6/1/2029	8.00%	23,830,000	24,177,203
MEADOWS METROPOLITAN DISTRICT #7(k)	6/1/2029	8.00%	15,440,000	15,664,961
MIDCITIES METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B(g)	12/15/2046	7.75%	1,919,000	1,923,011
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004A(g)	6/1/2043	7.00%	197,916	178,125
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004B(g)	6/1/2043	7.00%	1,540,000	1,386,000
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004C(g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT – SUBORDINATE 2016B(g)	12/15/2046	7.50%	1,800,000	1,814,508
MOUNTAIN SHADOWS METROPOLITAN DISTRICT – SUBORDINATE 2018C-1(g)	12/15/2040	10.00%	1,994,000	2,002,116
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 – SENIOR 2016A	12/1/2046	6.75%	6,735,000	6,809,759

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B(g)	12/15/2046	8.50%	$1,810,000	$1,829,059
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 – SENIOR 2016A	12/1/2036	6.00%	4,345,000	4,388,102
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 – SUBORDINATE 2016B(g)	12/15/2046	8.25%	1,203,000	1,213,827
OVERLOOK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,470,630
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	2,650,000	2,608,104
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 – SENIOR 2016A	12/1/2046	5.88%	2,075,000	1,983,472
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 – SUBORDINATE 2016B	12/15/2046	8.00%	525,000	506,268
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 – SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,756,185
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	2,056,000	1,962,678
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B(g)	12/15/2032	8.00%	3,785,000	3,807,975
PIONEER METROPOLITAN DISTRICT #3(g)	12/1/2046	6.50%	4,522,000	4,241,365
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2040	5.00%	5,350,000	5,545,115
POTOMAC FARMS METROPOLITAN DISTRICT – SERIES 2007A	12/1/2037	7.25%	2,340,000	2,340,702
POTOMAC FARMS METROPOLITAN DISTRICT – SERIES 2007B	12/1/2023	7.63%	271,000	271,154
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT #1 – SERIES A	12/1/2025	5.13%	890,000	937,295
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL – SERIES 2016A	7/1/2023	4.25%	7,695,000	7,696,693
PUBLIC FINANCE AUTHORITY WEST RIDGE ACADEMY CHARTER SCHOOL – SERIES 2017A	12/1/2021	5.50%	9,345,000	9,345,748
RAVENNA METROPOLITAN DISTRICT CONV CABS – SUBORDINATE SERIES 2017B(d)	12/15/2026	7.50%	8,000,000	7,985,520
RENDEZVOUS METROPOLITAN DISTRICT NO 4 – SUBORDINATE, SERIES 2018B(g)	10/15/2048	8.00%	1,189,000	1,167,182
REX RANCH METROPOLITAN DISTRICT – SUBORDINATE 2018B(g)	12/15/2047	7.88%	445,000	447,612
RICHARDS FARM METROPOLITAN DISTRICT #2 – SENIOR SERIES 2015A	12/1/2045	5.75%	1,400,000	1,364,496

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	$930,000	$465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROUTT CNTY LID – SERIES 2004A	8/1/2024	6.50%	273,000	274,209
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT – SERIES 1993B P/O(e)(i)(j)	12/31/2021	0.00%	123,925	71,319
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT – SERIES 1993B I/O(f)(i)	12/31/2042	0.00%	242,645	26,691
SIERRA RIDGE METROPOLITAN DISTRICT #2 – SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	998,990
SIERRA RIDGE METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2016B(g)	12/15/2046	7.63%	1,500,000	1,496,565
SOLARIS METROPOLITIAN DISTRICT #3 – SUBORDINATE SERIES 2016B(g)	12/15/2046	7.00%	1,000,000	988,710
SOLITUDE METROPOLITAN DISTRICT(j)	12/1/2026	7.00%	3,520,000	2,464,000
SORREL RANCH METROPOLITAN DISTRICT	12/1/2036	5.75%	5,977,000	5,725,548
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	949,000	940,820
SOUTHSHORE METROPOLITAN DISTRICT #2 CONV CABS(d)	12/1/2042	6.50%	7,205,000	7,152,548
SOUTHSHORE METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2017(g)	12/15/2042	7.75%	5,202,000	5,114,450
ST VRAIN LAKES METROPOLITAN DISTRICT #2 – SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,519,395
ST VRAIN LAKES METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2017B(g)	12/15/2047	7.63%	1,083,000	1,080,498
STC METROPOLITAN DISTRICT #2 – SENIOR SERIES 2015A	12/1/2038	6.00%	1,000,000	1,027,300
STC METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2015B(g)	12/15/2038	7.75%	3,500,000	3,543,155
STERLING RANCH COMMUNITY AUTHORITY BOARD – SENIOR SERIES 2015A	12/1/2035	5.50%	2,195,000	2,275,996
STERLING RANCH COMMUNITY AUTHORITY BOARD – SENIOR SERIES 2015A	12/1/2045	5.75%	3,000,000	3,104,940
STERLING RANCH COMMUNITY AUTHORITY BOARD – SUBORDINATE SERIES 2015B(g)	12/15/2045	7.75%	1,045,000	1,072,003
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT – SENIOR SERIES 2016A	12/1/2045	5.25%	1,615,000	1,683,056

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
TABLE MOUNTAIN METROPOLITAN DISTRICT – SUBORDINATE SERIES 2016B(g)	12/15/2045	7.75%	$570,000	$587,909
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,179,772
TALLYN’S REACH METROPOLITIAN DISTRICT #3 – SUBORDINATE SERIES 2016A(g)	11/1/2038	6.75%	1,220,000	1,226,564
UNITED WATER & SAN DISTRICT LUPTON LAKES	3/1/2021	6.00%	4,595,000	4,597,343
UNITED WATER & SAN DISTRICT ELBERT COUNTY(g)	12/1/2023	6.00%	3,949,000	3,949,276
VDW METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2016B(g)	12/15/2045	7.25%	1,934,000	1,934,832
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	11,500,000	2,196,500
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT – SUBORDINATE SERIES 2016B(g)	12/15/2046	8.00%	355,000	361,244
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	0.00%	1,300,000	1,300,000
WESTOWN METROPOLITAN DISTRICT – SENIOR SERIES 2017A	12/1/2047	5.00%	1,400,000	1,400,686
WHISPERING PINES METROPOLITAN DISTRICT #1 – SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	2,038,440

Colorado (amortized cost $576,157,573)			629,465,095	567,451,675

Colorado Municipal Bonds (amortized cost $576,157,573)			$629,465,095	$567,451,675

Short-Term Municipal Bonds 16.5%

Multi-State 53.4%
FREDDIE MAC VR AMT TAX (LOC 6)	5/15/2046	1.56%	$15,155,000	$15,155,000
FREDDIE MAC AMT (LOC 6)	11/15/2036	1.55%	25,366,000	25,366,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	1.55%	27,115,000	27,115,000
FREDDIE MAC VR AMT TAX (LOC 6)	7/15/2050	1.56%	7,260,000	7,260,000
FREDDIE MAC VR (LOC 6)	12/15/2045	1.53%	19,520,000	19,520,000
FREDDIE MAC VR (LOC 6)	3/15/2049	1.53%	19,125,000	19,125,000
SUNAMERICA TRUST CLASS A – SERIES 2001-2 AMT TAX (LOC 6)	7/1/2041	1.56%	3,835,000	3,835,000

Multi-State (amortized cost $117,376,000)			117,376,000	117,376,000

Colorado 46.6%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	1.57%	1,705,000	1,705,000

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Short-Term Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	1.54%	$9,245,000	$9,245,000
CECFA – UNIVERSITY LAB CHARTER SCHOOL #6	12/15/2019	2.50%	500,000	500,335
CECFA – ABILITIES CONNECTION CHARTER SCHOOL	9/30/2019	5.85%	30,825,000	30,825,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	10/1/2038	1.62%	2,950,000	2,950,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	11/1/2034	1.62%	595,000	595,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 4)	11/1/2036	1.48%	9,420,000	9,420,000
COLORADO HOUSING & FINANCE AUTHORITY – SERIES 2007A (LOC 3)	1/1/2032	1.57%	6,675,000	6,675,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	1.48%	1,300,000	1,300,000
FRONTERRA VLG METROPOLITAN DISTRICT #2	12/1/2019	4.50%	165,000	165,287
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL – SERIES 2016A	7/1/2023	4.25%	26,000,000	26,005,720
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL – SERIES 2016B TAX	7/1/2023	5.75%	6,970,000	6,971,882
SHERIDAN REDEVLOPMENT AGENCY – SERIES 2011A-1 (LOC 5)	12/1/2029	1.56%	6,000,000	6,000,000

Colorado (amortized cost $102,343,805)			102,350,000	102,358,224

Short-Term Municipal Bonds (amortized cost $219,719,805)			$219,726,000	$219,734,224

Other Municipal Bonds 7.4%

South Dakota 65.8%
FLANDREAU SANTEE SIOUX TRIBE	1/1/2036	5.75%	$6,055,000	$5,554,373
FLANDREAU SANTEE SIOUX TRIBE	1/1/2026	5.00%	3,695,000	3,501,678
FLANDREAU SANTEE SIOUX TRIBE	1/1/2031	5.50%	3,565,000	3,299,514
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B	1/1/2038	6.00%	6,120,000	6,152,375
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C	1/1/2038	6.00%	5,450,000	5,478,831
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2023	8.28%	875,000	881,895

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

South Dakota (Continued)
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2024	8.28%	$950,000	$956,935
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2025	8.28%	1,030,000	1,039,260
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2026	8.28%	1,115,000	1,127,510
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2027	8.28%	1,205,000	1,222,063
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2028	8.28%	1,305,000	1,323,518
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2033	8.28%	8,670,000	8,749,764
LOWER BRULE SIOUX TRIBE	3/1/2025	5.88%	1,300,000	1,281,787
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	1,365,000	1,364,918
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2028	5.50%	4,000,000	4,008,240
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2037	6.00%	9,270,000	9,281,958
OGLALA SIOUX TRIBE, SERIES 2018B	9/1/2041	6.50%	6,500,000	6,669,650
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2024	5.50%	1,985,000	1,989,327
OGLALA SIOUX TRIBE, SERIES 2018C	10/1/2026	8.00%	800,000	810,760

South Dakota (amortized cost $65,236,554)			65,255,000	64,694,355

Puerto Rico 7.2%
COMMONWEALTH OF PUERTO RICO(a)	7/1/2035	8.00%	2,500,000	1,296,875
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	280,055
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	137,763
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	974,719
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	2,568,930
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	1,424,000	1,256,694
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	43,000	36,873
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-2	7/1/2058	5.00%	571,000	499,631

Puerto Rico (amortized cost $8,125,629)			8,583,000	7,051,540

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Oregon 6.2%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS	9/15/2020	5.45%	$6,085,000	$6,085,000

Oregon (amortized cost $6,085,000)			6,085,000	6,085,000

South Carolina 5.8%
GREEN MIDLANDS CHARTER SCHOOL – SENIOR SERIES 2016A	12/1/2021	5.25%	5,655,000	5,655,509

South Carolina (amortized cost $5,655,000)			5,655,000	5,655,509

Arizona 5.1%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY	7/1/2027	5.25%	5,000,000	5,018,500

Arizona (amortized cost $5,000,000)			5,000,000	5,018,500

Multi-State 5.0%
FREDDIE MAC(g)(j)	1/1/2037	9.75%	4,904,915	4,904,915

Multi-State (amortized cost $4,904,915)			4,904,915	4,904,915

Washington 3.1%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	3,055,000	3,070,611

Washington (amortized cost $2,895,900)			3,055,000	3,070,611

Missouri 1.4%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	504,000	505,698
ST LOUIS INDL DEV AUTH SR HSG – SENIOR SERIES 2005A	5/1/2027	6.75%	876,000	827,540

Missouri (amortized cost $1,380,000)			1,380,000	1,333,238

Oklahoma 0.5%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	461,313

Oklahoma (amortized cost $450,000)			450,000	461,313

Other Municipal Bonds (amortized cost $99,732,998)			$100,367,915	$98,274,982

Colorado Capital Appreciation and Zero Coupon Bonds 4.8%

Colorado 100.0%
COLORADO HEALTH FACILITIES AUTHORITY(b)(d)	7/15/2020	0.00%	$520,000	$509,189
CONIFER METROPOLITAN DISTRICT(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
FLYINGHORSE METROPOLITAN DISTRICT #2(d)	12/15/2042	8.00%	15,725,000	16,126,617

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Capital Appreciation and Zero Coupon Bonds (Continued)		Maturity	Coupon	Principal	Value

Colorado (Continued)
PV WATER & SAN METROPOLITAN DISTRICT(a)(d)		12/15/2037	0.00%	$14,000,000	$2,940,000
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017A(d)		12/1/2046	5.00%	33,685,000	33,482,890
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)		12/1/2021	0.00%	15,000	13,161
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)		12/1/2022	0.00%	170,000	141,913
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)		12/1/2023	0.00%	325,000	258,726
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)		12/1/2024	0.00%	490,000	371,057
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)		12/1/2025	0.00%	585,000	420,404
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB(d)		12/1/2045	0.00%	6,685,000	5,830,991
WILDWING METROPOLITAN DISTRICT #1(d)		12/1/2023	0.00%	1,625,000	1,153,539

Colorado (amortized cost $71,895,487)				81,295,000	64,236,487

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $71,895,487)				$81,295,000	$64,236,487

Colorado Taxable Certificates/Notes/Bonds 0.0%

Colorado 100.0%
TABERNASH POLE CREEK NOTE(a)(j)		12/31/2019	0.00%	$227,347	$73,499

Colorado (amortized cost $227,347)				227,347	73,499

Colorado Taxable Certificates/Notes/Bonds (amortized cost $227,347)				$227,347	$73,499

Total investments, at value (amortized cost $967,733,210)	71.3%				$949,770,867
Other assets net of liabilities	28.7%				382,455,727

Net Assets	100.0%				$1,332,226,594

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2019. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at March 31, 2019.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,889,679 and a value of $6,815,404 or less than 1.0% of net assets, as of March 31, 2019.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).

(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see note 2 in notes to financial statements).

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. BNP Paribas

2. FHLB Topeka

3. US Bank, N. A.

4. Royal Bank of Canada

5. JPMorgan Chase Bank, N.A.

6. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS — Capital Appreciation Bonds

CONV — Convertible

I/O — Interest Only

L/D — Local Improvement District

P/O — Principal Only

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2019 (unaudited)

ASSETS
Investments, at value (amortized cost 967,733,210)	$949,770,867
— see accompanying schedule
Cash	210,680,533
Interest receivable	86,256,666
Purchase accrued interest (note 7)	90,496,386
Receivable for shares of beneficial interest sold	427,897
Receivable from bonds sold

TOTAL ASSETS	1,337,632,349

LIABILITIES
Payables and other liabilities:
Dividends payable	3,199,566
Payable for shares of beneficial interest redeemed	19,368
Payable for investment securities purchased	1,300,000
Management fees payable	559,232
Accrued expenses payable	327,589

TOTAL LIABILITIES	5,405,755

NET ASSETS	$1,332,226,594

COMPOSITION OF NET ASSETS
Paid-in capital	$1,349,328,393
Accumulated net realized gain	860,545
Net unrealized depreciation of investments	(17,962,344)

NET ASSETS	$1,332,226,594

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 145,431,625 shares of beneficial interest outstanding at March 31, 2019 unlimited number of no par value shares authorized)	$9.16

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.62

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Six Months Ended March 31, 2019 (unaudited)

INVESTMENT INCOME
Interest	$28,518,303
EXPENSES
Management fees (note 4)	3,209,445
Custodian fees (note 5)	48,183
Legal and auditing fees	64,974
Portfolio pricing fees	15,652
Registration fees	5,642
Shareholders’ reports	46,774
Transfer agency expenses (note 4)	91,000
Trustees’ fees	6,006
Other	63,336

Total expenses	3,551,012
Custody credits (note 5)	(36,171)

Net expenses	3,514,841

NET INVESTMENT INCOME	25,003,462

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	48,728
Net unrealized appreciation on investments	12,017,084

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,065,812

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,069,274

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
	(unaudited)
FROM OPERATIONS:
Net investment income	$25,003,462	$47,923,949
Net realized gain on investments	48,728	8,849,974
Unrealized appreciation on investments	12,017,084	5,152,413

Net increase in net assets resulting from operations	$37,069,274	61,926,336

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(25,003,462)	(47,923,949)
Net realized gain to shareholders from investment transactions	(7,929,977)	(2,461,987)

Total distributions to shareholders	(32,933,439)	(50,385,936)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	82,391,848	165,737,565
Reinvested dividends and distributions	21,740,926	33,688,617
Redemption of shares	(42,000,033)	(82,825,774)

Increase in net assets derived from beneficial interest transactions	62,132,741	116,600,408

Net increase in net assets	66,268,576	128,140,808
NET ASSETS:
Beginning of period	1,265,958,018	1,137,817,210

End of period	$1,332,226,594	$1,265,958,018

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For Fiscal Years Ended September 30
	3/31/2019		2018	2017	2016	2015
For a share outstanding throughout the period	(unaudited)
Net asset value, beginning of period	$9.13		$9.05	$9.18	$9.14	$9.11

Income From Investment Operations
Net investment income(1)	0.18		0.36	0.41	0.39	0.37
Net gain or (loss) on investments (both realized and unrealized)	0.08		0.10	(0.06)	0.06	0.04

Increase from investment operations	0.26		0.46	0.35	0.45	0.41
Less Distributions
Dividends to shareholders from net investment income	(0.18)		(0.36)	(0.41)	(0.39)	(0.37)
Distributions from realized capital gains	(0.05)		(0.02)	(0.07)	(0.02)	(0.01)

Total Distributions	(0.23)		(0.38)	(0.48)	(0.41)	(0.38)

Net increase (decrease) in net asset value	0.03		0.08	(0.13)	0.04	0.03

Net Asset Value, end of period	$9.16		$9.13	$9.05	$9.18	$9.14

Total Return, at Net Asset Value(2)	2.89	%+	5.29%	4.03%	5.07%	4.48%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	3.88	%*	4.00%	4.54%	4.29%	4.03%
Total expenses	0.55	%*	0.56%	0.62%	0.56%	0.58%
Net expenses	0.55	%*	0.56%	0.61%	0.55%	0.58%
Net assets, end of period (000s)	$1,332,227		$1,265,958	$1,137,817	$1,062,007	$921,523

Portfolio turnover rate(3)	3.23%		27.02%	8.77%	16.77%	19.06%

+	not annualized

*	annualized

(1)	Net investment income per share was calculated using an average shares method.

(2)

Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2019 were $77,774,135 and $24,184,995 respectively.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(2)	Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments that are, in the opinion of management, necessary to a fair statement of the results for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices that considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which, may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs:    Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs:    Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of March 31, 2019:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/ Bonds	Total Securities March 31, 2019
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	547,820,179	219,734,224	93,370,067	61,248,487	—	922,172,957
Level 3 Securities	19,631,496	—	4,904,915	2,988,000	73,499	27,597,910

Totals	$567,451,675	$219,734,224	$98,274,982	$64,236,487	$73,499	$949,770,867

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/ Bonds	Totals
Level 3 Beginning Balance September 30, 2018	$18,651,977	$—	$4,904,915	$3,352,312	$127,601	$27,036,805
Unrealized Losses	(21,880)	—	—	(364,312)	(54,102)	(440,293)
Unrealized Gains	—	—	—	—	—	—
Realized Losses	—	—	—	—	—	—
Realized Gains	41,413	—	—	—	—	41,413
Purchases	—	—	—	—	—	—
Sales	(46,014)	—	—	—	—	(46,014)
Transfers In to Level 3*	1,006,000	—	—	—	—	1,006,000
Transfers Out of Level 3*	—	—	—	—	—	—
Balance as of

March 31, 2019	$19,631,496	$—	$4,904,915	$2,988,000	$73,499	$27,597,910

* Transfers from Level 2 to Level 3 are because of a lack, or change of observable inputs or reduced market data reliability. Transfers from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

From September 30, 2018 to March 31, 2019, there were no Level 1 Securities.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities*	Fair Value March 31, 2019	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	$19,631,496	discounted cash flow	probability of default	5.00%	100.00%	23.43%
Short-Term Municipal Bonds	$—	discounted cash flow	probability of default	0.00%	0.00%	0.00%
Other Municipal Bonds	$4,904,915	discounted cash flow	probability of default	1.00%	1.00%	1.00%
Colorado Capital Appreciation and Zero Coupon Bonds	$2,988,000	discounted cash flow	probability of default	100.00%	100.00%	100.00%
Colorado Taxable Certificates/Notes/Bonds	$73,499	discounted cash flow	probability of default	100.00%	100.00%	100.00%

Total Level 3 Securities at March 31, 2019	$27,597,910

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

* The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

** Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

(b)	Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of March 31, 2019, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits.

(c)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management has reviewed the Fund’s tax position for all open tax years. As of March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

At March 31, 2019, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis , were as follows:

Cost of investments	$967,733,210

Gross unrealized appreciation	$13,795,301
Gross unrealized depreciation	(31,757,645)

Net unrealized depreciation of investments	$(17,962,344)

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(d)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $42,902,347 and such bonds have a value of $15,386,650 or 1.15% of net assets as of March 31, 2019. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $17,970,542 or 1.35% of net assets, as of March 31, 2019. These securities have been identified in the Schedule of Investments.

(e)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $77,774,135 and $24,184,995 respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On March 31, 2019, the interest rates paid on these obligations ranged from 1.48% to 1.62%.

(f)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(g)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. As of March 31, 2019, the Fund held $1,300,000 in when-issued securities.

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
	(unaudited)
Shares sold	9,065,859	$82,391,848	18,268,580	$165,737,565
Dividends reinvested	2,397,325	21,740,926	3,714,640	33,688,617

	11,463,184	104,132,774	21,983,220	199,426,182
Shares redeemed	(4,623,446)	(42,000,033)	(9,126,410)	(82,825,774)

Net increase in shares outstanding	6,839,738	$62,132,741	12,856,810	$116,600,408

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund, which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2019. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Allen Insurance, an affiliate of the investment adviser, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Travelers Insurance Company and all the commissions referred to above were paid by Travelers Insurance Company. Allen Insurance received no compensation directly from the assets of the Fund.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

The Fund does not have any Trustees who are affiliated with the Advisor or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Advisor for any compensation or fees associated with the Chief Compliance Officer.

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $36,171 the period ended March 31, 2019.

(6)	Indemnification

From time to time, the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes or legal actions are expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (99.9% of the March 31, 2019 balance of $90,496,386). Approximately $123,735,362 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been valued at approximately $104,026,340 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements, which all relate to a single set of bonds that cannot be sold separately.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(8)	Litigation

The Fund is periodically involved in various legal proceedings. At March 31, 2019, the Fund has a litigation accrual of $206,434 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent quarterly schedule of portfolio holdings for the period ended December 31, 2018 on Form N-Q that was filed with the Securities and Exchange Commission (“SEC”) on February 28, 2019 . The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of March 31, 2019 is set forth in the Schedule of Investments.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowners association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated TABOR.

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The Colorado General Assembly unanimously passed the legislation, and it was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the April 2016 Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. On December 11, 2017, the Supreme Court reversed the April 2016 Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

On May 5, 2018, the Court of Appeals issued an opinion on remanded issues (the “May 2018 Opinion”), concluding that the due process rights of the District taxpayers were violated and upholding the injunction that prevents the District from collecting taxes for repayment of the Bonds.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

The Fund filed a petition with the Colorado Supreme Court to review the May 2018 Opinion on various grounds. The petition to the Supreme Court was fully briefed on August 31, 2018. The Supreme Court denied the petition for review on March 25, 2019.

As things stand, the tax revenues pledged to pay the Bonds will be reduced.

It is not possible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.

(9)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements through this date.

Other Information (unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2018 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. For periods ending on or after March 31, 2019, the Fund will file on Form N-PORT. Shareholders may view the filed Form N-Q and N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

A Tax-Exempt Fund

SEMI-ANNUAL REPORT

March 31, 2019

ITEM 2. CODE OF ETHICS.

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Please see the Schedule of Investments contained in the Semi-Annual Report included under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(2)(i)

(99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)

(99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3) Not applicable.

(b)

(99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: June 6, 2019